Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes - Schedule of Components of Income before Income Taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2023	2022	2021
Switzerland	(6,525)	—	—
Foreign	3,481	2,525	(4,821)
Income / (loss) before income tax	(3,043)	2,525	(4,821)

Income Taxes - Schedule of Income Tax Expense

The components of income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD'000	2023	2022	2021
Switzerland	—	—	—
Foreign	225	(3,245)	6
Income tax expense / (income)	225	(3,245)	6

Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate

The difference between the income tax recovery / (expense) at the local statutory rate compared to the Group’s income tax recovery / (expense) as reported is reconciled below:

	12 months ended December 31,
USD'000	2023	2022	2021
Net income / (loss) before income tax	(3,043)	2,525	(4,821)
Statutory tax rate	14%	25%	26.5%
Expected income tax (expense)/recovery	426	(631)	1,278
Change in tax loss carryforwards	869	(41)	(382)
Change in loss carryforwards in relation to the debt remission	(514)	1,342	—
Change in valuation allowance	(600)	2,185	660
Foreign tax effects	(75)	(95)	(110)
Nontaxable or nondeductible items	(22)	157	(1,709)
Other	(309)	328	257
Income tax (expense) / recovery	(225)	3,245	(6)

Income Taxes - Schedule of Deferred Tax Assets and Liabilities

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2023	2022
Switzerland	—	—
Foreign	3,077	3,296
Deferred income tax assets / (liabilities)	3,077	3,296

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2023	2022
Defined benefit accrual	(3)	(29)
Tax loss carryforwards	4,468	3,599
Add back loss carryforwards used for the debt remission	828	1,342
Valuation allowance	(2,216)	(1,616)
Deferred tax assets / (liabilities)	3,077	3,296

Income Taxes - Schedule of Operating Loss Carryforward

As of December 31, 2023, the Group’s operating cumulated loss carry-forwards of all jurisdictions are as follows:

Operating loss-carryforward as of December 31, 2023
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
USD'000	Switzerland	France	Total
2024	—	—	—
2025	—	—	—
2026	—	—	—
2027	—	—	—
2028	—	—	—
2029	188	—	188
2030	7,189	—	7,189
No expiration	—	13,827	13,827
Totals	7,377	13,827	21,204

Income Taxes - Summary of Income Tax Examinations	The following tax years remain subject to examination:
Significant jurisdictions	Open years
Switzerland	2023
France	2021 - 2023
Japan	2023
Taiwan	2023